SHARE-BASED COMPENSATION - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	0.00	5.59	5.00
Interest rate	0.00%	1.89%	0.64%
Volatility	0.00%	51.00%	51.00%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	10.01	7.23	6.11
Interest rate	4.57%	4.25%	1.34%
Volatility	47.00%	54.00%	52.00%